Note 31 - Related Parties (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fundacao Zerrenner [member]
Statement Line Items [Line Items]
Percentage of ownership held by a related party		10.20%
Expenses incurred by a related party	R$ 259.6	R$ 273.2
Asset leasing agreement	85.0
Annual lease payment of head office	3.3
Fundacao Zerrenner [member] | Active employees [member]
Statement Line Items [Line Items]
Expenses incurred by a related party	229.6	238.4
Fundacao Zerrenner [member] | Retirees [member]
Statement Line Items [Line Items]
Expenses incurred by a related party	30.0	34.8
Anheuser-Busch, Inc [member]
Statement Line Items [Line Items]
Transfers under licence agreements from entity, related party transactions	1.8	2.0	R$ 2.8
Transfers under licence agreements to entity, related party transactions	R$ 456.9	R$ 431.6	R$ 369.1